Earnings per Share (Summary of Basic and Diluted Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended				9 Months Ended
	Oct. 31, 2013		Sep. 30, 2014		Dec. 31, 2013		Sep. 30, 2014
Earnings per Share [Abstract]
Net income available to common stockholders	$ 3,154	[1]	$ 3,157		$ 3,154		$ 10,445
Weighted average shares outstanding-basic			29,016,774		28,972,774		29,006,620
Net income per share-basic	$ 0.11		$ 0.11		$ 0.11		$ 0.36
Net income			$ 4,006		$ 4,002		$ 13,255
Weighted average shares outstanding-diluted			37,251,769	[2]	36,794,215	[3]	37,039,603 [2]
Net income per share-diluted	$ 0.11	[1],[4]	$ 0.11		$ 0.11		$ 0.36

[1]
[2]	Includes 8,104 and 7,939 units of the Operating Partnership as of the three and nine months ended September 30, 2014, respectively.
[3]	Includes 7,821 shares of the Operating Partnership
[4]	Net income per share attributable to QTS Realty Trust, Inc. for the period October 15, 2013 through December 31, 2013.